Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net income	$ 492,603	$ 290,045	$ 366,145
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization, including discontinued operations	175,815	183,887	207,673
Amortization of deferred financing costs	3,839	3,750	3,974
Expensed pursuit costs	1,795	5,066	1,016
Impairment - real estate assets, including discontinued operations	39,688	10,632	3,879
Loss on debt extinguishment	0	49	27,099
Equity in earnings of unconsolidated joint ventures	(21,382)	(17,155)	(21,970)
Distributions from unconsolidated joint ventures	747	0	0
Gain on property dispositions	(384,673)	(114,965)	(219,270)
Share-based compensation	13,256	14,119	19,850
Development service fee accrual	58,022	6,220	0
Other	(7,524)	824	(6,128)
Changes in operating assets and liabilities:
Accounts receivable	(2,682)	3,512	421
Deferred rent receivable	(18,922)	(19,605)	(16,927)
Prepaid expenses and other assets	23,259	(33,663)	(32,442)
Accounts payable	(7,183)	10,151	8,943
Accrued interest	513	(82)	(4,276)
Other liabilities	16,295	(6,154)	3,075
Net cash provided by operating activities	383,466	336,631	341,062
INVESTING ACTIVITIES
Investment in properties – acquisitions	(497,616)	(255,639)	(9,216)
Investment in properties – other	(44,976)	(56,104)	(55,406)
Investments in and advances to unconsolidated joint ventures	(81,726)	(46,567)	(70,581)
Distributions from unconsolidated joint ventures	39,235	21,042	63,048
Net proceeds from disposition of properties/land	849,528	379,139	1,192,918
Investment in development in progress	(248,587)	(260,447)	(342,489)
Investment in land held for development	(204,522)	(105,564)	(107,400)
Payment of deferred leasing costs	(29,271)	(37,678)	(32,682)
Increase in escrows and other	(37,158)	(103,834)	(23,265)
Net cash (used in) provided by investing activities	(255,093)	(465,652)	614,927
FINANCING ACTIVITIES
Net proceeds from issuance of common shares	7,333	8,808	13,029
Share repurchases, including shares related to tax withholdings	(4,760)	(5,107)	(46,268)
Proceeds from unsecured notes	0	0	396,648
Repayments of unsecured notes including prepayment premium	0	0	(723,368)
Proceeds from mortgage loans	165,229	0	0
Repayments of mortgage loans	(33,561)	(7,795)	(29,538)
Proceeds from credit facility	1,335,214	835,036	591,300
Repayments on credit facility	(1,280,410)	(476,097)	(850,300)
Payment of deferred financing costs	(1,636)	(5,190)	(3,550)
Distributions paid on common shares	(236,336)	(246,589)	(279,248)
Distributions paid on units/noncontrolling interests	(6,621)	(6,835)	(8,212)
Net cash (used in) provided by financing activities	(55,548)	96,231	(939,507)
Net increase (decrease) in cash, cash equivalents and restricted cash	72,825	(32,790)	16,482
(Decrease) increase in cash, cash equivalents and restricted cash related to foreign currency translation	(2,688)	2,450	(4,828)
Cash, cash equivalents and restricted cash at beginning of year	25,685	56,025	44,371
Cash, cash equivalents and restricted cash at end of year	95,822	25,685	56,025
Liberty Property Limited Partnership
OPERATING ACTIVITIES
Net income	492,603	290,045	366,145
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization, including discontinued operations	175,815	183,887	207,673
Amortization of deferred financing costs	3,839	3,750	3,974
Expensed pursuit costs	1,795	5,066	1,016
Impairment - real estate assets, including discontinued operations	39,688	10,632	3,879
Loss on debt extinguishment	0	49	27,099
Equity in earnings of unconsolidated joint ventures	(21,382)	(17,155)	(21,970)
Distributions from unconsolidated joint ventures	747	0	0
Gain on property dispositions	(384,673)	(114,965)	(219,270)
Share-based compensation	13,256	14,119	19,850
Development service fee accrual	58,022	6,220	0
Other	(7,524)	824	(6,128)
Changes in operating assets and liabilities:
Accounts receivable	(2,682)	3,512	421
Deferred rent receivable	(18,922)	(19,605)	(16,927)
Prepaid expenses and other assets	23,259	(33,663)	(32,442)
Accounts payable	(7,183)	10,151	8,943
Accrued interest	513	(82)	(4,276)
Other liabilities	16,295	(6,154)	3,075
Net cash provided by operating activities	383,466	336,631	341,062
INVESTING ACTIVITIES
Investment in properties – acquisitions	(497,616)	(255,639)	(9,216)
Investment in properties – other	(44,976)	(56,104)	(55,406)
Investments in and advances to unconsolidated joint ventures	(81,726)	(46,567)	(70,581)
Distributions from unconsolidated joint ventures	39,235	21,042	63,048
Net proceeds from disposition of properties/land	849,528	379,139	1,192,918
Investment in development in progress	(248,587)	(260,447)	(342,489)
Investment in land held for development	(204,522)	(105,564)	(107,400)
Payment of deferred leasing costs	(29,271)	(37,678)	(32,682)
Increase in escrows and other	(37,158)	(103,834)	(23,265)
Net cash (used in) provided by investing activities	(255,093)	(465,652)	614,927
FINANCING ACTIVITIES
Proceeds from unsecured notes	0	0	396,648
Repayments of unsecured notes including prepayment premium	0	0	(723,368)
Proceeds from mortgage loans	165,229	0	0
Repayments of mortgage loans	(33,561)	(7,795)	(29,538)
Proceeds from credit facility	1,335,214	835,036	591,300
Repayments on credit facility	(1,280,410)	(476,097)	(850,300)
Payment of deferred financing costs	(1,636)	(5,190)	(3,550)
Capital contributions	7,333	8,808	13,029
Distributions to partners/noncontrolling interests	(247,717)	(258,531)	(333,728)
Net cash (used in) provided by financing activities	(55,548)	96,231	(939,507)
Net increase (decrease) in cash, cash equivalents and restricted cash	72,825	(32,790)	16,482
(Decrease) increase in cash, cash equivalents and restricted cash related to foreign currency translation	(2,688)	2,450	(4,828)
Cash, cash equivalents and restricted cash at beginning of year	25,685	56,025	44,371
Cash, cash equivalents and restricted cash at end of year	$ 95,822	$ 25,685	$ 56,025